Coal mine acquisitions	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Coal mine acquisitions

Note 21- Coal mine acquisitions

On May 20, 2011, the Company acquired 60% of the equity interests of Shuangrui Coal and Xingsheng Coal, and 100% of the equity interests of Shunli Coal.

In August and September 2011, the Company entered into supplemental agreements with the sellers of these three companies (collectively the “Supplement Agreements”) to memorialize certain agreed terms that were not reflected in the original purchase agreements. Specifically, all assets and liabilities of each company on or before the closing of the Company’s acquisition, other than such company’s mining rights, would be disposed of and assumed by the sellers as soon as practicable. At June 30, 2011, the Company’s acquisition of these three companies included only their mining rights, as all other assets and liabilities were being disposed of by the sellers, and none of the three companies was operational. Therefore, the operating results of these three companies (other than with respect to their mining rights) from May 20, 2011 through June 30, 2012, which were mainly from disposing assets and liabilities (other than their mining rights), are not included in the accompanying consolidated financial statements.

Although the Company has acquired the equity interests of these three entities, the parties’ intention, as memorialized in the Supplemental Agreements, is for the Company to acquire only their mining rights while all other assets and liabilities remain with the sellers. Thus, the respective purchase prices have been allocated solely to the mining rights.

On August 10, 2010, Hongli entered into an equity purchase agreement to acquire 60% of equity interests of Shuangrui Coal, which operates Shuangrui coal mine, for a consideration of approximately $6.4 million (RMB 42 million), payable in cash. Transfer of such equity interests to Hongli, and registration of such transfer with the appropriate PRC authorities, were completed on May 20, 2011. As memorialized in the Supplement Agreement with the sellers, all assets and liabilities of Shuangrui Coal at the time of Hongli’s acquisition, other than its mining rights, are to be disposed of and/or assumed by the sellers. As such, Hongli’s acquisition consideration is equivalent to the purchase price for 60% ownership of Shuangrui’s mining rights. As of June 30, 2012, $6.3 million (RMB 41 million) of the purchase price was paid, with the balance of approximately $158,000 (RMB 1 million) to be paid by the company for 60% equity interests. During the year ended June 30, 2012, Hongli and Shuangrui Coal’s sellers entered into an agreement to transfer the remaining 40% of Shuangrui Coal to Hongli, and Hongli concurrently transferred 100% of Shuangrui Coal to Hongchang Coal. The ownership transfer to Hongchang Coal was completed on June 20, 2012. As a result, the Company accrued $4,435,200 (RMB 28 million) payable to Shuangrui Coal’s sellers (see Note 17).

Acquisition of Xingsheng Coal

On August 10, 2010, Hongli entered into an equity purchase agreement to acquire 60% of equity interests of Xingsheng Coal, which operates the Xingsheng coal mine, for a consideration of approximately $6.4 million (RMB 42 million), payable in cash. Transfer of such equity interests to Hongli, and registration of such transfer with the appropriate PRC authorities, were completed on May 20, 2011. As a result, Hongli owns 60% of the equity interests of Xingsheng Coal, with the remaining 40% owned by the sellers. As memorialized in the Supplement Agreement with the sellers, all assets and liabilities of Xingsheng Coal at the time of Hongli’s acquisition, other than its mining rights, are to be disposed of and/or assumed by the sellers. As such, Hongli’s acquisition consideration is equivalent to the purchase price for 60% ownership of Xingsheng Coal’s mining rights. The purchase price was paid in full in June 2011.

Acquisition of Shunli Coal

On May 19, 2011, Hongchang Coal entered into an equity purchase agreement to acquire 100% of equity interests of Shunli Coal, which operates the Shunli coal mine, for a consideration of approximately $6.4 million (RMB 42 million), payable in cash. Transfer of such equity interests to Hongchang Coal, and registration of such transfer with the appropriate PRC authorities, were completed on May 20, 2011. As a result, Hongchang Coal owns 100% of the equity interests of Shunli Coal. As memorialized in the Supplement Agreement with the sellers, all assets and liabilities of Shunli Coal at the time of acquisition, other than its mining rights, were to be disposed of and/or are assumed by the sellers. As such, Hongchang Coal’s acquisition consideration is equivalent to the purchase price for 100% ownership of Shunli Coal’s mining rights. The purchase price was paid in full in June 2011.

Since the initial accounting for these acquisitions were for the mining rights only, the entire purchase price was allocated to the mining rights. The mining rights acquired are not being amortized because the businesses have not commenced any operations since their acquisitions.